Net finance expense - Net Finance Expense Recognized Directly in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Foreign currency translation differences for foreign operations	$ (157)	$ 448	[1]	$ 170	[1]
Other comprehensive income, net of tax, cash flow hedges	(2,698)	0	[1]	0	[1]
Other comprehensive income/(expense), net of tax	(3,194)	995	[1]	748	[1]
Translation Reserve and Hedging Reserve
Other comprehensive income/(expense), net of tax	(2,855)	448		170
Translation reserve
Other comprehensive income/(expense), net of tax	(157)	448		170
Hedging reserve
Other comprehensive income/(expense), net of tax	$ (2,698)	$ 0		$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.